Loans Held for Investment - Composition of Net Loans Held for Investment by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	$ 469,376	$ 358,198
Less:
Allowance for loan losses	(4,402)	(1,981)	$ (2,374)	$ (2,458)
Deferred loan fees, net	(1,635)	(248)
Net loans held for investment	463,339	355,969
Commercial [Member]
Less:
Allowance for loan losses	(2,753)	(1,087)	(1,334)	(1,401)
Commercial [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	64,334	59,075
Commercial [Member] | SBA Paycheck Protection Program (PPP) [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	76,398
Commercial [Member] | Real Estate - Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	147,229	130,998
Commercial [Member] | Other Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	32,920	23,043
Non-Commercial [Member]
Less:
Allowance for loan losses	(1,649)	(894)	$ (1,040)	$ (1,057)
Non-Commercial [Member] | Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	11,073	12,957
Non-Commercial [Member] | Real Estate 1 - 4 Family Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	7,709	7,600
Non-Commercial [Member] | Real Estate - Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	75,000	71,370
Non-Commercial [Member] | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	51,615	51,216
Non-Commercial [Member] | Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Total	$ 3,098	$ 1,939